Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2022 CAD ($) GWh agreement_renewal MW
Purchase obligations:
Total		$ 12,504
Year 1		1,599
Year 2		995
Year 3		883
Year 4		782
Year 5		656
Thereafter		7,589
Gas and fuel purchase obligations
Purchase obligations:
Total		5,720
Year 1		1,024
Year 2		516
Year 3		461
Year 4		374
Year 5		328
Thereafter		3,017
Gas and fuel purchase obligations | FortisBC Energy
Purchase obligations:
Total		4,804
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		801
Renewable gas, expiring 2044 | FortisBC Energy
Purchase obligations:
Total		2,720
Gas, renewable gas, gas transportation and storage servives, expiring in 2062 | FortisBC Energy
Purchase obligations:
Total		2,084
Waneta Expansion capacity agreement
Purchase obligations:
Total		2,472
Year 1		54
Year 2		55
Year 3		56
Year 4		58
Year 5		59
Thereafter		2,190
Waneta Expansion capacity agreement | FortisBC Electric
Purchase obligations:
Purchase commitment term	40 years
Renewable PPAs
Purchase obligations:
Total		1,926
Year 1		131
Year 2		131
Year 3		131
Year 4		131
Year 5		130
Thereafter		$ 1,272
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Share of plant output, percentage		100.00%
Power purchase obligations
Purchase obligations:
Total		$ 1,691
Year 1		334
Year 2		253
Year 3		191
Year 4		192
Year 5		113
Thereafter		608
Power purchase obligations | FortisBC Electric
Purchase obligations:
Total		$ 258
Purchase commitment term		20 years
Power purchase obligations | FortisBC Electric | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase obligations | UNS Energy
Purchase obligations:
Total		$ 153
Power purchase obligations | UNS Energy | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		300
Power purchase obligations | Maritime Electric
Purchase obligations:
Total		$ 746
Amount of volume required (in mw) | MW		30
Power purchase obligations | Maritime Electric | Nuclear Generating Station
Purchase obligations:
Share of plant output, percentage		4.55%
Power purchase obligations | FortisOntario
Purchase obligations:
Total		$ 489
Power purchase obligations | FortisOntario | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		145
Power purchase obligations | FortisOntario | Minimum
Purchase obligations:
Volume of energy required to be purchased (in GWh) | GWh		537
ITC easement agreement
Purchase obligations:
Total		$ 380
Year 1		14
Year 2		14
Year 3		14
Year 4		14
Year 5		14
Thereafter		$ 310
ITC easement agreement | ITC
Purchase obligations:
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
Debt collection agreement
Purchase obligations:
Total		$ 106
Year 1		3
Year 2		3
Year 3		3
Year 4		3
Year 5		3
Thereafter		91
Renewable energy credit purchase agreement
Purchase obligations:
Total		77
Year 1		18
Year 2		14
Year 3		7
Year 4		7
Year 5		6
Thereafter		25
Other
Purchase obligations:
Total		132
Year 1		21
Year 2		9
Year 3		20
Year 4		3
Year 5		3
Thereafter		$ 76